Segment and Geographical Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment and Geographical Information
19.
Segment and Geographical Information

For the operational performance of the Company and allocating resources purposes, the Chief Operating Decision Maker (“CODM”) of the Company, which is comprised as the Board of Directors of the Company, reviews the consolidated net income.

The following table presents total external revenues by geographic location:

	December 31, 2025	December 31, 2024	December 31, 2023
Subscription revenue
Brazil	137,106	126,387	107,415
Latin America - except Brazil	74,041	71,731	67,624
Global Markets (i)	23,768	19,540	14,582
Service revenue
Brazil	1,653	1,915	2,055
Latin America - except Brazil	1,120	1,818	1,994
Global Markets (i)	2,829	5,270	7,163
	240,517	226,661	200,833
(i)
Formerly reported as “Rest of the World”.

The total of right-of-use assets, property and equipment, intangible assets and investments in joint venture, broken down by location of the assets, is shown in the following table:

	December 31, 2025	December 31, 2024
Brazil	23,878	18,321
Latin America - except Brazil	403	580
Global Markets (i)	15,988	16,279
Total non-current assets by region	40,269	35,180
(i)
Formerly reported as “Rest of the World”.